UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8544
FPA Funds Trust
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2005

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

June 30, 2005 (unaudited)

COMMON STOCKS - LONG	Shares or Principal Amount	Value

ENERGY — 13.7%
ENSCO International Incorporated†	1,434,800	$51,294,100
GlobalSantaFe Corp.	412,000	16,809,600
National Oilwell Varco, Inc. *	625,000	29,712,500
Patterson-UTI Energy, Inc.	1,187,700	33,053,691
Plains Exploration & Production Co.*	130,000	4,618,900
Rowan Companies, Inc.*	738,000	21,925,980
		$157,414,771
RETAILING — 9.3%
Big Lots, Inc.*†	1,330,000	$17,609,200
Charming Shoppes, Inc. *	1,556,000	14,517,480
Foot Locker, Inc.	675,000	18,373,500
Michaels Stores, Inc.	593,500	24,553,095
Ross Stores, Inc.	221,500	6,403,565
Sears Canada Inc.	233,100	4,675,986
Zale Corporation*	650,000	20,598,500
		$106,731,326
FINANCIAL — 8.1%
Assurant, Inc.†	770,000	$27,797,000
Countrywide PLC	5,574,348	29,878,505
Interactive Data Corporation*	175,000	3,636,500
New York Community Bancorp, Inc.	133,333	2,415,994
Westcorp	367,000	19,238,140
WFS Financial Inc.*	204,400	10,365,124
		$93,331,263
INDUSTRIAL PRODUCTS — 4.2%
AGCO Corporation†*	1,158,900	$22,158,168
Alfa Laval AB	811,500	11,742,405
Trinity Industries, Inc.	467,100	14,961,213
		$48,861,786
CONSUMER NON-DURABLES — 2.7%
AFC Enterprises, Inc.*	192,400	$2,535,832
Crunch Equity Holding, LLC Bondholder Trust Interest*,‡,(1)	2,235	2,737,875
Tate & Lyle PLC	3,000,000	25,650,000
		$30,923,707
TECHNOLOGY — 2.4%
Maxtor Corporation*	636,300	$3,308,760
McData Corporation (Class A)*	1,868,500	7,474,000

Novell, Inc.*	1,006,000	6,237,200
SanDisk Corporation*	169,000	4,010,370
Western Digital Corporation*	450,000	6,039,000
		$27,069,330
AUTOMOTIVE — 1.6%
Magna International Inc. (Class A)†	264,300	$18,590,862
ENTERTAINMENT — 1.2%
EMI Group PLC	3,000,000	$13,650,000
SERVICE — 1.0%
Brink’s Company, The	257,500	$9,270,000
Elior SCA	142,112	1,696,817
		$10,966,817
REAL ESTATE — 0.7%
Ventas, Inc.	280,000	$8,456,000
MULTI-INDUSTRY — 0.6%
Onex Corporation	441,400	$7,141,852
UTILITIES — 0.5%
PG&E Corporation	160,000	$6,006,400
HEALTH CARE — 0.3%
Tenet Healthcare Corporation*	272,900	$3,340,296

TOTAL COMMON STOCKS — 46.3% (Cost $377,776,285)		$532,484,410

PREFERRED STOCKS — 1.1%
General Motors Corporation (Series B) 5.25%	550,000	$10,208,000
Pennsylvania REIT Investment Trust 11%	45,000	2,655,000
TOTAL PREFERRED STOCKS (Cost $12,266,074)		$12,863,000

WARRANTS — 0.0% (Cost $167,400)
Casual Male Retail Group, Inc. ‡,(1)	60,000	$81,000

CORPORATE BONDS & DEBENTURES — 3.0%
California Statewide Communities Development Authority Special Facilities (United Air Lines Inc., Los Angeles) — 5.625% 2034* (in default)	$1,890,000	$139,387
Champion Home Builders — 11.25% 2007	1,000,000	1,075,000
Dynegy-Roseton Danskamme — 7.27% 2010	1,000,000	1,007,500
FrontierVision Partners, L.P. — 11% 2006* (in default)	3,980,000	5,253,600
Kmart Corporation — 8.8% 2010* (in default)	1,606,774	1,365,758
Northland Cable Television, Inc. — 10.25% 2007	5,575,000	5,463,500
Qwest Communications International Inc. — 6.625% 2005	2,285,000	2,285,000
Tenet Healthcare Corporation — 9.875% 2014	7,000,000	7,507,500

Tyco International Ltd. — 6.375% 2006	780,000	793,650
Western Financial Bank — 9.625% 2012	2,950,000	3,200,750
WestPoint Stevens Inc. (Loan Participation) — 11% 2004‡	7,703,841	6,317,149
TOTAL CORPORATE BONDS & DEBENTURES		$34,408,794
U.S. GOVERNMENT & AGENCIES — 1.4%
Federal National Mortgage Association — 7.5% 2028	$171,434	$183,274
U.S. Treasury Inflation-Indexed Notes — 3.375% 2007†	10,437,915	10,777,147
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	4,930,650	5,511,545
TOTAL U.S. GOVERNMENT & AGENCIES		$16,471,966
INTERNATIONAL GOVERNMENT & AGENCIES — 0.4%
France OATei — 3% 2012	$3,218,880	$4,473,249
CONVERTIBLE DEBENTURE — 0.0%
Standard Motor Products, Inc. — 6.75% 2009	$150,000	$130,500

TOTAL BONDS & DEBENTURES — 4.8% (Cost $50,919,649)		$55,484,509

TOTAL INVESTMENT SECURITIES — 52.2% (Cost $441,129,408)		$600,912,919

SHORT-TERM U.S. GOVERNMENT SECURITIES — 20.3%
U.S. Treasury Bill — 2.8591% 8/4/2005	$85,000,000	$84,764,703
U.S. Treasury Bill — 2.85% 8/18/05	100,000,000	99,604,420
U.S. Treasury Bill — 3% 9/15/2005	50,000,000	49,686,525
TOTAL SHORT-TERM U.S. GOVERNMENT SECURITIES (Cost $234,093,422)		$234,055,648

SHORT-TERM CORPORATE NOTES — 27.7%
Rabobank USA Financial Corporation — 3.37% 7/1/05	$27,164,000	$27,164,000
ChevronTexaco Funding Corporation — 3.01% 7/5/05	50,000,000	49,983,278
Toyota Motor Credit Corporation — 3.04% 7/7/05	56,000,000	55,971,627
E.I. Dupont De Nemours & Co. — 3.06% 7/15/05	49,928,000	49,868,585
General Electric Capital Services, Inc. — 3.22% 7/25/05	26,000,000	25,944,187
Federal National Mortgage Association Discount Note — 3.06% 8/2/05	56,000,000	55,847,680
Federal Home Loan Mortgage Corporation Discount Note — 3.12% 8/8/05	54,000,000	53,822,160
TOTAL SHORT-TERM CORPORATE NOTES (Cost $318,601,517)		$318,601,517

TOTAL SHORT-TERM INVESTMENTS — 48.0% (Cost $552,694,939)		$552,657,165

TOTAL INVESTMENTS — 100.2% (Cost $993,824,347)(A)		$1,153,570,084

COMMON STOCKS — SHORT — (8.2)% (Proceeds $87,360,994)
Alliance & Leicester PLC	(110,000)	$(1,724,800)

Amazon.com, Inc.*	(50,000)	(1,654,000)
American Axle & Manufacturing Holdings, Inc.	(33,200)	(838,964)
Apollo Group, Inc.*	(53,000)	(4,145,660)
AutoZone, Inc.*	(25,300)	(2,339,238)
Baldor Electric Company	(74,400)	(1,809,408)
Capital One Financial Corporation	(51,000)	(4,080,510)
Cost Plus, Inc.*	(15,000)	(374,100)
CVS Corporation	(75,600)	(2,197,692)
Deere & Company	(41,000)	(2,685,090)
Deluxe Corporation	(31,500)	(1,278,900)
Eastman Kodak Company	(22,900)	(614,865)
General Motors Corporation	(121,100)	(4,117,400)
George Wimpey PLC	(522,121)	(4,103,871)
Greater Bay Bancorp	(20,000)	(527,400)
Harley-Davidson, Inc.	(65,200)	(3,233,920)
Helmerich & Payne, Inc.	(57,000)	(2,674,440)
IDEXX Laboratories, Inc.*	(13,000)	(810,290)
International Business Machines Corporation	(10,500)	(779,100)
Jarden Corporation*	(44,000)	(2,372,480)
Lear Corporation	(37,500)	(1,364,250)
Linens ‘n Things, Inc.*	(99,300)	(2,349,438)
MGIC Investment Corporation	(34,000)	(2,217,480)
Movie Gallery, Inc.	(114,000)	(3,013,020)
Multimedia Games, Inc.*	(44,000)	(484,440)
NDCHealth Corporation	(24,000)	(431,280)
Newell Rubbermaid Inc.	(230,300)	(5,490,352)
Persimmon PLC	(321,500)	(4,497,785)
Portfolio Recovery Associates, Inc.*	(74,000)	(3,109,480)
Resources Global Professionals*	(167,000)	(3,879,410)
Robert Half International Inc.	(127,000)	(3,171,190)
Schlumberger Limited	(75,000)	(5,695,500)
Sensient Technologies Corporation	(55,000)	(1,133,550)
Smith International, Inc.	(20,000)	(1,274,000)
Spectrum Brands, Inc.*	(51,500)	(1,699,500)
Suedzucker AG	(120,000)	(2,418,000)
Take-Two Interactive Software, Inc.*	(65,550)	(1,668,248)
Tiffany & Co.	(108,600)	(3,557,736)
West Marine, Inc.*	(115,000)	(2,076,900)
Whirlpool Corporation	(41,000)	(2,874,510)
TOTAL COMMON STOCKS SHORT		$(94,768,197)

Other assets and liabilities, net — 8.0%		$92,085,628
TOTAL NET ASSETS — 100%		$1,150,887,515

† Security segregated as collateral for common stocks sold short.

* Non-income producing securities

‡ Restricted securities. These securities constituted 0.8% of total net assets at June 30, 2005.

(1) The Crunch Equity Holding and the Casual Male Retail Group warrants are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$165,195,552
Gross unrealized depreciation:	$(5,449,815)
Net unrealized appreciation:	$159,745,737

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date: August 26, 2005